Entity-Wide Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Entity-Wide Disclosure (Details) [Line Items]
Total net sales, percentage	10.00%
Property, plant and equipment, net	$ 184,379,000	$ 197,552,000
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Total net sales	572,458,000	627,598,000	$ 651,483,000
ISRAEL
Entity-Wide Disclosure (Details) [Line Items]
Property, plant and equipment, net	120.6	126,200,000
Right of use assets of lessees	1,300,000	800,000
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Total net sales	$ 4,400,000	$ 5,500,000	$ 5,400,000